INCOME TAXES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax [Line Items]
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	$ 1,321,954
Income Tax Description	As of December 31, 2013, the Company had net operating loss carry forwards of $1,321,954 and that may be available to reduce future years taxable income through 2033.